Equity - FLP Units (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Net loss	$ (381,764)	$ (73,887)	$ (100,906)	$ (22,964)	$ (1,537,734)	$ (160,235)	$ (252,100)		$ (105,133)	$ (50,872)
Annual reallocation of FLP								$ 2,100
Asset valuation adjustment	$ 321,900				$ 321,900
FLP Units Subclass 1 and 2
Class of Stock [Line Items]
Profits interest on financing and other tax pass-through businesses	15.00%				15.00%		15.00%
Net loss	$ 0	3,200	0		$ 0	3,200	$ 2,200		$ 1,500	$ 2,400
Upward carrying value adjustment, percentage of capital accounts	15.00%				15.00%		15.00%
FLP Units Subclass 1 and 2 | Minimum
Class of Stock [Line Items]
Net service fee revenue interest, EBITDA to revenue ratio	20				20		0.2
FLP Units Subclass 1 and 2 | Maximum
Class of Stock [Line Items]
Net service fee revenue interest, EBITDA to revenue ratio	50				50		0.5
FLP Units Subclass 3
Class of Stock [Line Items]
Net loss	$ 0	$ 900	$ 0		$ 0	$ 900	$ 900
Net financing revenues, quarterly percentage	5.00%				5.00%		5.00%
Net financing revenues allocated, annualized stated interest percentage	10.00%				10.00%		10.00%
Tax and distributions, percentage of profits allocated	100.00%				100.00%		100.00%
FLP Units Subclass 1
Class of Stock [Line Items]
Allocation percentage	50.50%				50.50%
FLP Units Subclass 2
Class of Stock [Line Items]
Allocation percentage	49.50%				49.50%
Class S Ordinary
Class of Stock [Line Items]
Units issuable (in shares)	32,190,584				32,190,584
Class S Ordinary | BHI
Class of Stock [Line Items]
Units to be received (in shares)	1,515,000				1,515,000
Class S Ordinary | BMP
Class of Stock [Line Items]
Units to be received (in shares)	1,485,000				1,485,000